Gross Asset Value and Related Allowance for Amortization for Machinery and Equipment Recorded under Capital Lease (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Machinery and equipment under capital leases	$ 19,379	$ 25,775
Less allowance for amortization	(5,102)	(2,808)
Total	$ 14,277	$ 22,967